Segment Information (Revenue) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Segment revenue	¥ 74,623,575	¥ 100,269,667	¥ 107,688,907
Total gross (loss)/profit	(340,249)	1,587,745	5,774,506
At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	74,622,174	100,259,517	107,666,536
Over time [member]
Disclosure of operating segments [line items]
Segment revenue	1,401	10,150	22,371
Synthetic fibers [member]
Disclosure of operating segments [line items]
Segment revenue	1,480,576	2,200,229	2,225,594
Total gross (loss)/profit	(338,633)	(501,062)	(537,590)
Synthetic fibers [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	1,480,576	2,200,229	2,225,594
Synthetic fibers [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0	0	0
Resins and plastics [member]
Disclosure of operating segments [line items]
Segment revenue	9,475,887	10,163,711	10,730,277
Total gross (loss)/profit	1,435,079	542,015	1,081,206
Resins and plastics [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	9,475,887	10,163,711	10,730,277
Resins and plastics [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0	0	0
Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Segment revenue	8,251,252	10,511,143	12,403,080
Total gross (loss)/profit	724,152	649,435	2,135,060
Intermediate petrochemicals [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	8,251,252	10,511,143	12,403,080
Intermediate petrochemicals [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0	0	0
Petroleum products [member]
Disclosure of operating segments [line items]
Segment revenue	43,080,204	54,886,705	54,972,598
Total gross (loss)/profit	(2,232,013)	750,850	2,936,678
Petroleum products [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	43,080,204	54,886,705	54,972,598
Petroleum products [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0	0	0
Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Segment revenue	11,585,110	21,706,014	26,560,354
Total gross (loss)/profit	88,004	121,193	149,236
Trading of petrochemical products [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	11,583,709	21,695,864	26,537,983
Trading of petrochemical products [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	1,401	10,150	22,371
Other Segments [member]
Disclosure of operating segments [line items]
Segment revenue	750,546	801,865	797,004
Total gross (loss)/profit	(16,838)	25,314	9,916
Other Segments [member] | At a point in time [member]
Disclosure of operating segments [line items]
Segment revenue	750,546	801,865	797,004
Other Segments [member] | Over time [member]
Disclosure of operating segments [line items]
Segment revenue	0	0	0
Total segment revenue [member]
Disclosure of operating segments [line items]
Segment revenue	94,153,621	127,342,469	134,570,265
Total segment revenue [member] | Synthetic fibers [member]
Disclosure of operating segments [line items]
Segment revenue	1,480,576	2,200,229	2,225,594
Total segment revenue [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Segment revenue	9,576,944	10,304,812	10,868,758
Total segment revenue [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Segment revenue	19,777,574	24,698,643	26,327,039
Total segment revenue [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Segment revenue	49,711,547	66,754,731	66,009,608
Total segment revenue [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Segment revenue	12,023,744	21,881,214	27,650,410
Total segment revenue [member] | Other Segments [member]
Disclosure of operating segments [line items]
Segment revenue	1,583,236	1,502,840	1,488,856
Inter - segment revenue [member]
Disclosure of operating segments [line items]
Segment revenue	(19,530,046)	(27,072,802)	(26,881,358)
Inter - segment revenue [member] | Synthetic fibers [member]
Disclosure of operating segments [line items]
Segment revenue	0	0	0
Inter - segment revenue [member] | Resins and plastics [member]
Disclosure of operating segments [line items]
Segment revenue	(101,057)	(141,101)	(138,481)
Inter - segment revenue [member] | Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Segment revenue	(11,526,322)	(14,187,500)	(13,923,959)
Inter - segment revenue [member] | Petroleum products [member]
Disclosure of operating segments [line items]
Segment revenue	(6,631,343)	(11,868,026)	(11,037,010)
Inter - segment revenue [member] | Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Segment revenue	(438,634)	(175,200)	(1,090,056)
Inter - segment revenue [member] | Other Segments [member]
Disclosure of operating segments [line items]
Segment revenue	¥ (832,690)	¥ (700,975)	¥ (691,852)